PL8-1-999


                         Chase Vista Money Market Funds
                             Warner Asset Management
                        Supplement Dated October 19, 1999
                              Premier Class Shares-
                       Prospectus Dated September 1, 1999
In "The Funds Investment Adviser" section on page 32 of the prospectus, with regards to the last paragraph:

Chase Bank of Texas no longer acts as sub-adviser to the Cash Management Fund and the Tax Free Money Market Fund. These Funds no longer have a sub-adviser.






















                                                                    PSWM-36-1099